Investment Objectives and Goals - Popular Income Plus Fund	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of Popular Income Plus Fund, Inc. (the “Fund”) is to seek to provide a high level of current income that is consistent with the tax advantages offered by Puerto Rico investment companies.